PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Property and Buildings	$9,114,893	$8,429,891
Machinery and equipment	18,175,739	17,179,561
Automobiles	611,923	575,080
Office and electric equipment	137,588	101,469
Subtotal	28,040,143	26,286,001
Construction in progress	158,975	148,197
Less: accumulated depreciation	(20,780,090)	(18,768,876)
Property and equipment, net	$7,419,028	$7,665,322

Depreciation expense was $1,055,314,  $1,137,822 and $1,198,142 for the years ended September 30, 2020, 2019 and 2018 respectively.

Construction in progress represents costs of construction incurred for the Company’s upgrading its manufacturing facilities.